Quarterly Holdings Report
for
Fidelity® SAI Low Duration Bond Fund
May 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
LDI-NPRT3-0725
1.9899560.104
Asset-Backed Securities - 22.0%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4295% 1/20/2037 (b)(c)(d)	15,576,000	15,552,698
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5293% 7/23/2036 (b)(c)(d)	25,000,000	25,004,825
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.4595% 1/20/2037 (b)(c)(d)	11,685,000	11,672,217
TOTAL BAILIWICK OF JERSEY		52,229,740
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (c)	5,335,486	5,358,591
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (c)	1,120,534	1,134,092
TOTAL CANADA		6,492,683
GRAND CAYMAN (UK OVERSEAS TER) - 3.1%
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.1524% 4/22/2031 (b)(c)(d)	11,148,546	11,131,823
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.5261% 10/15/2032 (b)(c)(d)	5,643,691	5,645,226
Ares XXXIV CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.32%, 5.5998% 4/17/2033 (b)(c)(d)	26,524,000	26,596,411
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.3395% 7/18/2034 (b)(c)(d)	19,000,000	18,967,795
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.612% 8/20/2034 (b)(c)(d)	11,316,000	11,318,750
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.3561% 7/15/2035 (b)(c)(d)	17,693,000	17,628,173
Dryden 86 Clo Ltd / Dryden 86 Clo LLC Series 2021-86A Class A1R, CME Term SOFR 3 month Index + 1.3616%, 5.6414% 7/17/2034 (b)(c)(d)	4,908,000	4,910,042
Flatiron Clo 28 Ltd / Flatiron Clo 28 LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.5761% 7/15/2036 (b)(c)(d)	21,514,000	21,521,078
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3361% 7/15/2034 (b)(c)(d)	17,591,000	17,532,686
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.5061% 7/15/2036 (b)(c)(d)	17,992,000	17,995,688
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 0% 7/20/2038 (b)(c)(d)	16,813,000	16,831,293
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 month Index + 1.05%, 5.3061% 4/15/2030 (b)(c)(d)	1,846,375	1,846,465
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2022-1A Class A2, CME Term SOFR 3 month Index + 1.6%, 5.8561% 4/15/2030 (b)(c)(d)	23,100,000	23,124,070
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2022-2A Class A1, CME Term SOFR 3 month Index + 1.27%, 5.5261% 10/15/2030 (b)(c)(d)	2,742,935	2,744,693
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.2561% 1/15/2033 (b)(c)(d)	3,163,021	3,163,530
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3873% 8/8/2032 (b)(c)(d)	9,350,776	9,352,048
Palmer Square Loan Funding Ltd Series 2024-3A Class A1AR, CME Term SOFR 3 month Index + 1.1%, 5.3561% 4/15/2031 (b)(c)(d)	5,022,702	5,023,466
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 5.6277% 7/15/2036 (b)(c)(d)	7,999,000	8,013,174
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.4477% 7/15/2030 (b)(c)(d)	5,257,676	5,258,002
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5195% 4/20/2035 (b)(c)(d)	13,911,000	13,897,632
Voya CLO Ltd Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.2116%, 5.4914% 4/17/2030 (b)(c)(d)	1,124,592	1,124,868
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.4695% 7/20/2032 (b)(c)(d)	16,260,943	16,252,569
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		259,879,482
UNITED STATES - 18.2%
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (c)	340,483	340,856
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (c)	11,281,225	11,284,795
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (c)	7,650,000	7,648,367
Ally Auto Receivables Trust Series 2022-2 Class A3, 4.76% 5/17/2027	4,141,527	4,142,230
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/2027	3,418,136	3,420,798
American Express Credit Account Master Trust Series 2022-3 Class A, 3.75% 8/15/2027	20,000,000	19,967,800
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/2028	19,525,000	19,607,970
American Express Credit Account Master Trust Series 2023-3 Class A, 5.23% 9/15/2028	12,156,000	12,283,223
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (c)	1,306,306	1,313,121
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (c)	9,107,889	9,144,006
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (c)	3,535,000	3,535,788
BMW Vehicle Lease Trust Series 2023-2 Class A3, 5.99% 9/25/2026	4,958,960	4,978,238
BMW Vehicle Lease Trust Series 2024-1 Class A2A, 5.1% 7/27/2026	2,702,806	2,705,007
BMW Vehicle Owner Trust Series 2022-A Class A3, 3.21% 8/25/2026	319,756	318,981
BMW Vehicle Owner Trust Series 2025-A Class A2A, 4.43% 10/25/2027	20,000,000	19,978,852
BofA Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (c)	4,534,542	4,542,683
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (c)	7,105,000	7,099,710
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	20,308,000	19,747,993
Capital One Multi-Asset Execution Trust Series 2022-A3 Class A, 4.95% 10/15/2027	20,829,000	20,852,514
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	17,154,669	17,154,964
CarMax Auto Owner Trust Series 2023-4 Class A2A, 6.08% 12/15/2026	1,859,995	1,862,709
CarMax Auto Owner Trust Series 2024-1 Class A2A, 5.3% 3/15/2027	4,511,400	4,516,973
CarMax Auto Owner Trust Series 2024-2 Class A2A, 5.65% 5/17/2027	8,973,571	8,994,180
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	11,349,506	11,372,256
Carmax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	12,049,737	12,051,877
Carmax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	10,730,000	10,734,698
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	667,372	669,774
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	8,309,962	8,305,984
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	5,450,000	5,441,264
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (c)	884,213	875,007
Chase Auto Owner Trust Series 2024-1A Class A2, 5.48% 4/26/2027 (c)	3,209,472	3,214,225
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (c)	14,263,559	14,364,340
Chase Auto Owner Trust Series 2024-2A Class A3, 5.52% 6/25/2029 (c)	15,000,000	15,210,272
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (c)	5,123,152	5,136,100
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (c)	10,587,283	10,610,639
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (c)	3,575,494	3,578,965
Citizens Auto Receivables Trust Series 2024-2 Class A2A, 5.54% 11/16/2026 (c)	5,815,445	5,824,116
Daimler Trucks Retail Trust Series 2024-1 Class A2, 5.6% 4/15/2026	7,686,124	7,693,824
Dell Equip Fin Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (c)	13,261,000	13,268,449
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (c)	2,675,000	2,680,129
Dell Equipment Finance Trust Series 2023-1 Class A3, 5.65% 9/22/2028 (c)	5,224,834	5,236,794
Dell Equipment Finance Trust Series 2024-1 Class A2, 5.58% 3/22/2030 (c)	6,646,360	6,661,763
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (c)	4,800,000	4,791,735
Discover Card Execution Note Trust Series 2022-A3 Class A3, 3.56% 7/15/2027	18,430,000	18,407,143
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (c)	7,650,000	7,656,062
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (c)	210,119	210,446
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (c)	5,833,492	5,857,785
DLLST Series 2024-1A Class A2, 5.33% 1/20/2026 (c)	2,439,313	2,441,035
DLLST Series 2024-1A Class A3, 5.05% 8/20/2027 (c)	4,085,000	4,096,424
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	11,615,000	11,614,513
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (c)	22,802,000	22,775,620
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (c)	418,121	417,617
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (c)	3,326,060	3,336,320
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (c)	2,970,809	3,014,120
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (c)	11,612,925	11,680,206
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (c)	11,399,876	11,436,071
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (c)	22,735,000	22,742,705
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (c)	16,100,000	16,109,251
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (c)	2,706,585	2,718,367
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	17,540,000	17,542,252
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	755,000	754,355
Flatiron Clo 23 LLC Series 2025-1A, CME Term SOFR 3 month Index + 1.24%, 0% 4/17/2036 (b)(c)(d)	21,508,000	21,508,000
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.1661% 10/15/2034 (b)(c)(d)	15,550,000	15,431,711
Ford Credit Auto Lease Trust Series 2024-A Class A2A, 5.24% 7/15/2026	1,159,972	1,160,341
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	16,155,000	16,147,523
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (c)	24,000,000	23,681,304
Ford Credit Auto Owner Trust Series 2020-2 Class B, 1.49% 4/15/2033 (c)	10,000,000	9,870,227
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	20,800,000	20,775,712
Fordo 2022-B A2b Series 2022-B Class A3, 3.74% 9/15/2026	1,119,842	1,118,670
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	9,923,494	9,949,512
GM Financial Automobile Leasing Trust Series 2024-2 Class A3, 5.39% 7/20/2027	12,500,000	12,603,334
GM Financial Automobile Leasing Trust Series 2024-3 Class A3, 4.21% 10/20/2027	16,900,000	16,863,065
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (d)	23,300,000	23,314,858
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/2027	4,842,048	4,821,285
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A, 5.12% 2/16/2027	3,262,358	3,265,702
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class A2A, 5.33% 3/16/2027	5,549,015	5,557,113
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	21,940,000	21,927,957
GM Financial Leasing Trust Series 2024-1 Class A2A, 5.18% 6/22/2026	4,548,328	4,551,356
Gm Finl Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	13,922,265	13,913,368
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.75%, 5.0823% 3/15/2029 (b)(c)(d)	16,000,000	15,999,918
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (c)	19,600,000	19,638,603
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.9323% 3/15/2029 (b)(c)(d)	12,980,000	12,952,955
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	20,605,000	20,601,128
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	19,648,000	19,602,603
Honda Auto Receivables Owner Trust Series 2023-4 Class A2, 5.87% 6/22/2026	1,989,589	1,992,115
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	9,442,091	9,459,336
Honda Auto Receivables Series 2024-2 Class A3, 5.27% 11/20/2028	17,000,000	17,176,564
HPEFS Equipment Trust Series 2024-1A Class A2, 5.38% 5/20/2031 (c)	5,061,126	5,064,084
HPEFS Equipment Trust Series 2024-2A Class A2, 5.5% 10/20/2031 (c)	7,758,925	7,775,318
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/2027 (c)	4,991,502	4,997,955
Hyundai Auto Lease Securitization Trust Series 2023-B Class A3, 5.15% 6/15/2026 (c)	175,201	175,280
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (c)	27,150,195	27,244,274
Hyundai Auto Lease Securitization Trust Series 2024-A Class A2A, 5.15% 6/15/2026 (c)	3,872,851	3,875,875
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (c)	10,697,707	10,721,167
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (c)	18,750,000	18,775,783
Hyundai Auto Receivables Trust Series 2023-C Class A2A, 5.8% 1/15/2027	2,552,827	2,556,946
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	6,442,230	6,454,246
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	14,749,536	14,746,265
John Deere Owner Trust Series 2023-C Class A2, 5.76% 8/17/2026	579,346	579,631
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	11,151,886	11,167,322
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 4.7613% 8/16/2027 (b)(d)	14,948,118	14,953,329
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5195% 7/20/2036 (b)(c)(d)	20,000,000	20,020,300
Kubota Credit Owner Trust Series 2024-2A Class A2, 5.45% 4/15/2027 (c)	5,794,922	5,822,305
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (c)	20,270,000	20,299,560
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (c)	9,585,000	9,596,953
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (c)	283,674	284,119
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	14,006,757	14,040,737
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	15,125,000	15,151,912
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A3, 5.21% 8/16/2027	6,277,222	6,295,942
Mercedes-Benz Auto Receivables Trust Series 2024-1 Class A2A, 5.06% 5/17/2027	4,076,072	4,078,800
MMAF Equipment Finance LLC Series 2023-A Class A2, 5.79% 11/13/2026 (c)	3,765,955	3,778,188
Nissan Master Owner Tr Receivable Series 2024-A Class A, U.S. 30-Day Avg. SOFR Index + 0.67%, 5.0023% 2/15/2028 (b)(c)(d)	24,000,000	24,011,914
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/2028 (c)	2,394,847	2,374,967
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (c)	1,838,424	1,838,294
Porsche Financial Auto Securitization Trust Series 2024-1A Class A2A, 4.45% 1/24/2028 (c)	16,206,572	16,193,757
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (c)	12,255,000	12,266,179
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (c)	1,710,000	1,715,176
Santander Drive Auto Receivables Trust Series 2024-3 Class A2, 5.91% 6/15/2027	2,904,177	2,906,933
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	20,745,000	20,745,438
SBNA Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (c)	5,178,765	5,186,389
SBNA Auto Lease Trust Series 2024-C Class A2, 4.94% 11/20/2026 (c)	5,639,114	5,640,228
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (c)	18,450,000	18,431,908
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (c)	16,311,959	16,310,279
SFS Auto Receivables Securitization Trust Series 2024-1A Class A2, 5.35% 6/21/2027 (c)	864,030	864,655
SFS Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (c)	6,937,104	6,954,949
Sfs Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (c)	6,209,556	6,207,677
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (c)	2,230,044	2,233,034
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (c)	7,367,032	7,366,551
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (c)	6,001,239	6,010,673
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (c)	234,067	234,249
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	2,900,936	2,890,510
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	9,837,356	9,838,184
Toyota Auto Receivables Owner Trust Series 2023-C Class A2A, 5.6% 8/17/2026	549,707	549,977
Toyota Auto Receivables Owner Trust Series 2023-D Class A2A, 5.8% 11/16/2026	2,219,320	2,222,905
Toyota Auto Receivables Owner Trust Series 2024-B Class A2A, 5.41% 3/15/2027	9,443,347	9,460,692
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	28,815,000	28,824,399
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (c)	6,946,163	6,971,989
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (c)	29,200,000	29,124,603
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (c)	13,485,000	13,501,004
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (c)	2,840,046	2,857,535
Verizon Master Trust Series 2023-5 Class A1A, 5.61% 9/8/2028	13,296,000	13,331,209
Verizon Master Trust Series 2025-3 Class A1A, 4.51% 3/20/2030	16,945,000	16,968,115
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A2A, 5.5% 12/21/2026	115,190	115,260
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (c)	8,828,403	8,944,019
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A2, 5.1567% 2/18/2039 (c)(d)	14,315,110	14,331,807
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A2, CME Term SOFR 1 month Index + 1%, 5.3267% 6/21/2039 (b)(c)(d)	9,216,000	9,250,500
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0%, 4.9868% 1/18/2040 (b)(c)(d)	19,700,000	19,703,442
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	23,600,000	23,572,464
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A2A, 5.91% 2/16/2027	1,332,177	1,334,259
World Omni Auto Receivables Tr Series 2021-D Class A3, 0.81% 10/15/2026	112,645	112,468
World Omni Auto Receivables Tr Series 2023-C Class A2A, 5.57% 12/15/2026	100,405	100,449
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	7,054,270	7,067,680
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	17,050,000	17,045,686
World Omni Automobile Lease Securitization Trust Series 2024-A Class A2A, 5.32% 2/16/2027	9,683,415	9,705,527
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	9,879,156	9,902,746
TOTAL UNITED STATES		1,503,535,491
TOTAL ASSET-BACKED SECURITIES (Cost $1,819,772,861)		1,822,137,396

Bank Notes - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Financials - 0.5%
Banks - 0.2%
PNC Bank NA 4.775% 1/15/2027 (d)	20,000,000	20,012,716
Capital Markets - 0.3%
Goldman Sachs Bank USA 5.283% 3/18/2027 (d)	23,400,000	23,499,525
TOTAL BANK NOTES (Cost $43,484,666)		43,512,241

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(d)	2,027,026	1,987,665
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (c)	259,751	256,342
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (c)	251,052	244,172
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (c)	78,790	78,510
TOTAL UNITED STATES		2,566,689
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,505,185)		2,566,689

Commercial Mortgage Securities - 2.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.1%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.0426% 6/15/2030 (b)(c)(d)	17,695,000	17,769,110
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.479% 1/15/2039 (b)(c)(d)	2,450,460	2,441,271
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	1,230,119	1,211,538
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	2,115,895	2,093,264
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.6709% 3/15/2041 (b)(c)(d)	2,472,644	2,474,190
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7204% 3/15/2041 (b)(c)(d)	17,269,819	17,280,613
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.97% 5/15/2041 (c)(d)	8,153,021	8,163,212
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3416% 2/15/2039 (b)(c)(d)	4,960,341	4,951,041
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0901% 12/9/2040 (b)(c)(d)	2,838,975	2,850,527
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6215% 12/15/2039 (b)(c)(d)	1,981,390	1,981,390
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7706% 4/15/2041 (b)(c)(d)	7,674,045	7,683,638
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4725% 3/15/2030 (b)(c)(d)	15,487,000	15,370,848
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.2935% 11/15/2038 (b)(c)(d)	4,077,312	4,074,763
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.0794% 10/15/2026 (b)(c)(d)	3,653,893	3,640,191
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2435% 2/15/2036 (b)(c)(d)	591,000	590,630
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1135% 6/15/2038 (b)(c)(d)	15,899,640	15,889,703
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7707% 2/15/2039 (b)(c)(d)	5,634,469	5,641,505
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	858,621	849,062
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	707,994	700,170
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	1,520,189	1,497,762
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1445% 11/15/2038 (b)(c)(d)	6,587,332	6,570,864
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	944,893	932,380
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	436,771	430,992
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.624% 5/15/2039 (b)(c)(d)	7,914,000	7,676,580
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1435% 7/15/2038 (b)(c)(d)	2,275,000	2,272,156
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	2,297,205	2,264,763
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4178% 11/15/2040 (b)(c)(d)	973,099	975,798
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.174% 11/15/2038 (b)(c)(d)	4,497,868	4,492,246
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5716% 12/15/2039 (b)(c)(d)	6,601,000	6,598,927
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	1,640,809	1,619,467
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	3,859,575	3,812,310
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A3FL, CME Term SOFR 1 month Index + 1.5345%, 5.8632% 1/15/2059 (b)(d)	8,551,912	8,565,230
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	617,505	610,681
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	735,614	727,764
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.12% 10/15/2041 (b)(c)(d)	7,707,000	7,733,213
TOTAL UNITED STATES		172,437,799
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $172,126,731)		172,437,799

Non-Convertible Corporate Bonds - 41.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.8%
Financials - 0.3%
Banks - 0.3%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.7382% 11/27/2026 (b)(c)(d)	24,000,000	24,031,080
Materials - 0.5%
Metals & Mining - 0.5%
Glencore Funding LLC 1.625% 4/27/2026 (c)	24,782,000	24,117,921
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 5.0901% 10/1/2026 (b)(c)(d)	20,934,000	20,947,380
		45,065,301
TOTAL AUSTRALIA		69,096,381
CANADA - 3.7%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Canadian Natural Resources Ltd 2.05% 7/15/2025	15,500,000	15,448,929
TransCanada PipeLines Ltd 4.875% 1/15/2026	28,000,000	28,012,470
		43,461,399
Financials - 3.2%
Banks - 3.2%
Bank of Montreal 0.949% 1/22/2027 (d)	20,600,000	20,104,829
Bank of Montreal 4.567% 9/10/2027 (d)	28,606,000	28,582,678
Bank of Nova Scotia/The 2.7% 8/3/2026	18,000,000	17,650,445
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.9466% 1/27/2027 (b)(c)(d)	23,000,000	23,055,965
National Bank of Canada 4.95% 2/1/2028 (d)	26,561,000	26,675,493
Royal Bank of Canada 4.51% 10/18/2027 (d)	24,545,000	24,553,579
Royal Bank of Canada 5.069% 7/23/2027 (d)	30,425,000	30,626,092
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.0396% 10/18/2027 (b)(d)	30,000,000	30,016,527
Toronto Dominion Bank 4.568% 12/17/2026	31,000,000	31,038,630
Toronto Dominion Bank U.S. SOFR Index + 0.48%, 4.8096% 10/10/2025 (b)(d)	25,250,000	25,267,170
		257,571,408
TOTAL CANADA		301,032,807
DENMARK - 0.5%
Financials - 0.5%
Banks - 0.5%
Danske Bank A/S 4.298% 4/1/2028 (c)(d)	12,302,000	12,210,280
Danske Bank A/S 6.259% 9/22/2026 (c)(d)	27,404,000	27,507,256

TOTAL DENMARK		39,717,536
FINLAND - 0.2%
Financials - 0.2%
Banks - 0.2%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 5.0413% 3/17/2028 (b)(c)(d)	20,421,000	20,431,665
FRANCE - 1.1%
Financials - 1.1%
Banks - 1.1%
BNP Paribas SA 1.323% 1/13/2027 (c)(d)	10,214,000	10,001,285
BNP Paribas SA 2.591% 1/20/2028 (c)(d)	25,000,000	24,131,151
Credit Agricole SA 1.247% 1/26/2027 (c)(d)	30,506,000	29,800,688
Credit Agricole SA 5.589% 7/5/2026 (c)	27,700,000	28,047,376

TOTAL FRANCE		91,980,500
GERMANY - 2.0%
Consumer Discretionary - 1.4%
Automobiles - 1.4%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 5.0885% 8/13/2026 (b)(c)(d)	22,600,000	22,678,602
Mercedes-Benz Finance North America LLC 4.9% 1/9/2026 (c)	12,000,000	12,025,652
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.9506% 7/31/2026 (b)(c)(d)	22,000,000	22,011,226
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 5.1201% 4/1/2027 (b)(c)(d)	14,000,000	13,985,027
Volkswagen Group of America Finance LLC 5.8% 9/12/2025 (c)	27,000,000	27,043,164
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 5.3485% 8/14/2026 (b)(c)(d)	21,978,000	22,049,516
		119,793,187
Financials - 0.6%
Capital Markets - 0.6%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (d)	25,200,000	24,847,449
Deutsche Bank AG/New York NY 6.119% 7/14/2026 (d)	20,901,000	20,923,044
		45,770,493
TOTAL GERMANY		165,563,680
IRELAND - 1.2%
Financials - 0.9%
Banks - 0.3%
Bank of Ireland Group PLC 2.029% 9/30/2027 (c)(d)	3,933,000	3,790,405
Bank of Ireland Group PLC 6.253% 9/16/2026 (c)(d)	23,195,000	23,280,729
		27,071,134
Consumer Finance - 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	13,279,000	12,869,933
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	21,000,000	20,973,614
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	15,000,000	15,006,453
		48,850,000
TOTAL FINANCIALS		75,921,134

Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 2.125% 2/21/2026 (c)	20,000,000	19,548,450
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (c)	3,195,000	3,171,660
		22,720,110
TOTAL IRELAND		98,641,244
ITALY - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Enel Finance International NV 1.625% 7/12/2026 (c)(e)	11,493,000	11,109,444
JAPAN - 1.2%
Financials - 1.2%
Banks - 1.2%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (d)	20,200,000	19,507,487
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (d)	19,894,000	19,105,466
Mizuho Financial Group Inc 1.554% 7/9/2027 (d)	8,337,000	8,059,958
Sumitomo Mitsui Financial Group Inc 1.402% 9/17/2026	28,290,000	27,184,583
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 1.12%, 5.4669% 3/9/2026 (b)(c)(d)	25,000,000	25,135,033

TOTAL JAPAN		98,992,527
NETHERLANDS - 1.9%
Financials - 1.5%
Banks - 1.5%
ABN AMRO Bank NV 1.542% 6/16/2027 (c)(d)	8,611,000	8,324,358
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 6.1214% 9/18/2027 (b)(c)(d)	17,900,000	18,077,926
Cooperatieve Rabobank UA 1.004% 9/24/2026 (c)(d)	19,741,000	19,499,602
Cooperatieve Rabobank UA 1.339% 6/24/2026 (c)(d)	19,644,000	19,597,300
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	20,000,000	19,987,934
ING Groep NV 1.726% 4/1/2027 (d)	21,004,000	20,500,862
ING Groep NV 6.083% 9/11/2027 (d)	22,000,000	22,394,025
		128,382,007
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	14,600,000	14,481,341
NXP BV / NXP Funding LLC 5.35% 3/1/2026	15,000,000	15,077,220
		29,558,561
TOTAL NETHERLANDS		157,940,568
NORWAY - 0.1%
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA 5.896% 10/9/2026 (c)(d)	11,900,000	11,945,500
SWEDEN - 0.3%
Financials - 0.3%
Banks - 0.3%
Svenska Handelsbanken AB 1.418% 6/11/2027 (c)(d)	8,330,000	8,060,394
Swedbank AB 6.136% 9/12/2026 (c)	20,000,000	20,402,627

TOTAL SWEDEN		28,463,021
SWITZERLAND - 0.9%
Financials - 0.9%
Capital Markets - 0.9%
UBS Group AG 1.364% 1/30/2027 (c)(d)	25,000,000	24,443,572
UBS Group AG 1.494% 8/10/2027 (c)(d)	23,000,000	22,128,295
UBS Group AG 2.193% 6/5/2026 (c)(d)	6,300,000	6,298,766
UBS Group AG 6.373% 7/15/2026 (c)(d)	22,000,000	22,030,712

TOTAL SWITZERLAND		74,901,345
UNITED KINGDOM - 3.1%
Consumer Staples - 0.4%
Tobacco - 0.4%
BAT International Finance PLC 1.668% 3/25/2026	6,815,000	6,653,547
Reynolds American Inc 4.45% 6/12/2025	24,850,000	24,848,136
		31,501,683
Financials - 2.2%
Banks - 2.2%
Barclays PLC 5.304% 8/9/2026 (d)	27,658,000	27,682,602
Barclays PLC 5.829% 5/9/2027 (d)	31,250,000	31,535,206
Barclays PLC 6.496% 9/13/2027 (d)	2,000,000	2,041,853
Barclays PLC 7.325% 11/2/2026 (d)	20,926,000	21,139,785
HSBC Holdings PLC 2.251% 11/22/2027 (d)	13,000,000	12,522,422
HSBC Holdings PLC 4.292% 9/12/2026 (d)	8,000,000	7,984,532
Lloyds Banking Group PLC 1.627% 5/11/2027 (d)	24,446,000	23,752,690
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.875% 8/7/2027 (b)(d)	18,000,000	18,137,309
NatWest Group PLC 5.847% 3/2/2027 (d)	30,939,000	31,189,416
NatWest Group PLC 7.472% 11/10/2026 (d)	7,101,000	7,182,554
		183,168,369
Health Care - 0.3%
Pharmaceuticals - 0.3%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.8428% 3/12/2027 (b)(d)	25,080,000	25,140,443
Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems Holdings Inc 3.85% 12/15/2025 (c)	12,550,000	12,488,672
TOTAL UNITED KINGDOM		252,299,167
UNITED STATES - 24.8%
Communication Services - 0.9%
Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	15,000,000	14,997,678
Wireless Telecommunication Services - 0.7%
Sprint LLC 7.625% 3/1/2026	17,000,000	17,186,878
T-Mobile USA Inc 1.5% 2/15/2026	21,335,000	20,837,169
T-Mobile USA Inc 2.625% 4/15/2026	20,000,000	19,690,028
		57,714,075
TOTAL COMMUNICATION SERVICES		72,711,753

Consumer Discretionary - 2.5%
Automobiles - 1.8%
American Honda Finance Corp U.S. SOFR Index + 0.45%, 4.7917% 6/13/2025 (b)(d)	23,000,000	23,001,921
American Honda Finance Corp U.S. SOFR Index + 0.55%, 4.8391% 5/11/2026 (b)(d)	22,000,000	21,984,491
American Honda Finance Corp U.S. SOFR Index + 0.65%, 4.9389% 5/20/2026 (b)(d)	32,000,000	32,021,738
General Motors Financial Co Inc 2.75% 6/20/2025	14,573,000	14,558,774
General Motors Financial Co Inc 5.25% 3/1/2026	23,650,000	23,676,841
Hyundai Capital America 5.45% 6/24/2026 (c)	13,511,000	13,578,404
Hyundai Capital America 5.8% 6/26/2025 (c)	16,468,000	16,475,507
		145,297,676
Leisure Products - 0.2%
Mattel Inc 5.875% 12/15/2027 (c)	21,570,000	21,645,495
Specialty Retail - 0.5%
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.6738% 12/24/2025 (b)(d)	17,610,000	17,627,716
Lowe's Cos Inc 2.5% 4/15/2026	2,897,000	2,850,196
Ross Stores Inc 0.875% 4/15/2026	18,982,000	18,396,973
		38,874,885
TOTAL CONSUMER DISCRETIONARY		205,818,056

Consumer Staples - 1.0%
Beverages - 0.6%
Constellation Brands Inc 4.4% 11/15/2025	20,582,000	20,542,301
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.8863% 11/15/2026 (b)(d)	26,204,000	26,243,044
		46,785,345
Consumer Staples Distribution & Retail - 0.4%
Mars Inc 4.45% 3/1/2027 (c)	9,469,000	9,478,174
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.7471% 4/28/2027 (b)(d)	21,313,000	21,367,135
		30,845,309
Food Products - 0.0%
The Campbell's Company 5.3% 3/20/2026	3,502,000	3,516,796
Tobacco - 0.0%
Philip Morris International Inc 4.875% 2/13/2026	5,000,000	5,012,080
TOTAL CONSUMER STAPLES		86,159,530

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.6382% 2/26/2027 (b)(d)	21,318,000	21,321,198
DCP Midstream Operating LP 5.375% 7/15/2025	12,000,000	12,003,043
EQT Corp 3.125% 5/15/2026 (c)	5,044,000	4,952,967
MPLX LP 1.75% 3/1/2026	11,365,000	11,109,236
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026	22,582,000	22,860,371
Williams Cos Inc/The 5.4% 3/2/2026	6,000,000	6,029,899
		78,276,714
Financials - 14.2%
Banks - 7.7%
Bank of America Corp 1.658% 3/11/2027 (d)	23,000,000	22,468,719
Bank of America Corp 1.734% 7/22/2027 (d)	14,920,000	14,432,077
Bank of America Corp 3.559% 4/23/2027 (d)	23,000,000	22,764,395
Bank of America NA 5.65% 8/18/2025	20,000,000	20,028,961
Citibank NA 5.864% 9/29/2025	18,750,000	18,806,410
Citibank NA U.S. SOFR Index + 0.708%, 5.0107% 8/6/2026 (b)(d)	23,000,000	23,035,652
Citibank NA U.S. SOFR Index + 0.781%, 5.1013% 5/29/2027 (b)(d)	25,100,000	25,111,672
Citigroup Inc 5.61% 9/29/2026 (d)	22,000,000	22,050,659
Citigroup Inc U.S. SOFR Index + 1.1143%, 5.437% 5/7/2028 (b)(d)	19,000,000	19,041,192
Huntington National Bank/The U.S. SOFR Index + 0.72%, 5.0452% 4/12/2028 (b)(d)	18,225,000	18,181,625
JPMorgan Chase & Co 1.04% 2/4/2027 (d)	23,950,000	23,369,121
JPMorgan Chase & Co 1.045% 11/19/2026 (d)	20,000,000	19,648,736
JPMorgan Chase & Co 1.47% 9/22/2027 (d)	17,000,000	16,325,567
JPMorgan Chase & Co 1.578% 4/22/2027 (d)	28,000,000	27,267,057
JPMorgan Chase & Co 6.07% 10/22/2027 (d)	18,456,000	18,839,190
Morgan Stanley Bank NA 4.447% 10/15/2027 (d)	18,500,000	18,487,553
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 5.0087% 10/15/2027 (b)(d)	24,500,000	24,504,150
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (d)	23,500,000	23,513,396
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (d)	23,000,000	23,135,281
Santander Holdings USA Inc 3.45% 6/2/2025	18,992,000	18,992,000
Santander Holdings USA Inc 4.5% 7/17/2025	23,000,000	22,986,766
Truist Financial Corp 4.26% 7/28/2026 (d)	15,003,000	14,985,837
Truist Financial Corp 5.9% 10/28/2026 (d)	23,500,000	23,601,166
Truist Financial Corp 6.047% 6/8/2027 (d)	19,300,000	19,549,166
US Bancorp 5.727% 10/21/2026 (d)	23,300,000	23,387,670
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 5.1985% 5/15/2028 (b)(d)	32,800,000	32,854,448
Wells Fargo & Co 3.196% 6/17/2027 (d)	24,200,000	23,852,155
Wells Fargo & Co 4.54% 8/15/2026 (d)	20,340,000	20,331,766
Wells Fargo & Co 4.9% 1/24/2028 (d)	15,849,000	15,907,572
Wells Fargo Bank NA U.S. SOFR Index + 0.8%, 5.1126% 8/1/2025 (b)(d)	15,000,000	15,006,836
		632,466,795
Capital Markets - 3.8%
Athene Global Funding 1.608% 6/29/2026 (c)	7,905,000	7,655,813
Athene Global Funding 2.55% 6/29/2025 (c)	26,417,000	26,366,201
Athene Global Funding 2.95% 11/12/2026 (c)	7,545,000	7,355,468
Athene Global Funding 4.86% 8/27/2026 (c)	26,208,000	26,268,623
Athene Global Funding 4.95% 1/7/2027 (c)	24,000,000	24,062,058
Bank of New York Mellon Corp/The 4.414% 7/24/2026 (d)	10,226,000	10,218,641
Bank of New York Mellon Corp/The 4.947% 4/26/2027 (d)	26,050,000	26,169,938
Bank of New York Mellon/The U.S. SOFR Averages Index + 0.71%, 5.0293% 4/20/2027 (b)(d)	27,000,000	27,073,746
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (d)	25,000,000	24,525,962
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (d)	22,330,000	21,767,964
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 5.6072% 4/23/2028 (b)(d)	14,935,000	15,026,409
Morgan Stanley 0.985% 12/10/2026 (d)	16,914,000	16,575,782
Morgan Stanley 1.512% 7/20/2027 (d)	24,220,000	23,368,988
Morgan Stanley 1.593% 5/4/2027 (d)	27,400,000	26,624,941
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.7364% 11/25/2026 (b)(d)	14,768,000	14,770,261
State Street Corp U.S. SOFR Index + 0.95%, 5.2666% 4/24/2028 (b)(d)	10,395,000	10,448,319
		308,279,114
Consumer Finance - 1.2%
American Express Co 5.645% 4/23/2027 (d)	23,000,000	23,207,115
American Express Co 6.338% 10/30/2026 (d)	23,355,000	23,514,907
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.7796% 4/10/2026 (b)(d)	29,800,000	29,805,935
Toyota Motor Credit Corp U.S. SOFR Index + 0.77%, 5.064% 8/7/2026 (b)(d)	22,559,000	22,645,708
		99,173,665
Financial Services - 0.6%
CNH Industrial Capital LLC 1.875% 1/15/2026	13,905,000	13,667,224
CNH Industrial Capital LLC 5.45% 10/14/2025	22,742,000	22,817,209
Fiserv Inc 3.85% 6/1/2025	12,200,000	12,197,560
		48,681,993
Insurance - 0.9%
Equitable Financial Life Global Funding 1% 1/9/2026 (c)	20,200,000	19,772,599
Equitable Financial Life Global Funding 4.6% 4/1/2027 (c)	12,548,000	12,543,083
Jackson National Life Global Funding 4.9% 1/13/2027 (c)	18,565,000	18,635,528
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 5.2952% 1/14/2028 (b)(c)(d)	20,150,000	20,274,144
Trinity Acq PLC 4.4% 3/15/2026	5,715,000	5,693,365
		76,918,719
TOTAL FINANCIALS		1,165,520,286

Health Care - 1.0%
Health Care Providers & Services - 0.9%
Cigna Group/The 1.25% 3/15/2026	8,826,000	8,597,200
CVS Health Corp 5% 2/20/2026	17,156,000	17,179,509
HCA Inc 5.25% 6/15/2026	11,731,000	11,743,342
HCA Inc 5.875% 2/15/2026	30,900,000	30,964,181
		68,484,232
Pharmaceuticals - 0.1%
Bristol-Myers Squibb Co U.S. SOFR Index + 0.49%, 4.7742% 2/20/2026 (b)(d)	10,569,000	10,586,795
TOTAL HEALTH CARE		79,071,027

Industrials - 0.5%
Aerospace & Defense - 0.4%
Boeing Co 3.1% 5/1/2026	20,400,000	20,096,482
RTX Corp 5.75% 11/8/2026	10,707,000	10,890,884
		30,987,366
Ground Transportation - 0.1%
CSX Corp 2.6% 11/1/2026	14,669,000	14,304,752
TOTAL INDUSTRIALS		45,292,118

Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC / EMC Corp 6.02% 6/15/2026	30,600,000	30,883,391
Software - 0.8%
Oracle Corp 2.65% 7/15/2026	20,000,000	19,580,964
VMware LLC 1.4% 8/15/2026	28,865,000	27,792,469
VMware LLC 4.65% 5/15/2027	17,359,000	17,384,728
		64,758,161
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	10,880,000	10,864,098
TOTAL INFORMATION TECHNOLOGY		106,505,650

Materials - 0.3%
Chemicals - 0.3%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 3.4% 12/1/2026 (c)	16,234,000	15,976,855
International Flavors & Fragrances Inc 1.23% 10/1/2025 (c)	10,274,000	10,146,422
		26,123,277
Real Estate - 0.7%
Office REITs - 0.3%
COPT Defense Properties LP 2.25% 3/15/2026	28,296,000	27,702,688
Real Estate Management & Development - 0.1%
Essex Portfolio LP 3.375% 4/15/2026	8,817,000	8,719,558
Specialized REITs - 0.3%
American Tower Corp 1.3% 9/15/2025	23,000,000	22,756,731
TOTAL REAL ESTATE		59,178,977

Utilities - 1.5%
Electric Utilities - 0.8%
DTE Electric Co 4.25% 5/14/2027	4,202,000	4,178,853
Exelon Corp 3.4% 4/15/2026	8,680,000	8,588,905
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (c)	12,370,000	12,393,492
Pacific Gas and Electric Co 3.5% 6/15/2025	5,750,000	5,745,492
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.2983% 9/4/2025 (b)(d)	29,900,000	29,897,197
Vistra Operations Co LLC 5.05% 12/30/2026 (c)	5,422,000	5,436,141
		66,240,080
Independent Power and Renewable Electricity Producers - 0.2%
Constellation Energy Generation LLC 3.25% 6/1/2025	12,500,000	12,497,601
Multi-Utilities - 0.5%
Dominion Energy Inc 1.45% 4/15/2026	26,750,000	26,028,636
DTE Energy Co 1.05% 6/1/2025	12,700,000	12,695,925
WEC Energy Group Inc 5% 9/27/2025	6,000,000	6,001,656
		44,726,217
TOTAL UTILITIES		123,463,898

TOTAL UNITED STATES		2,048,121,286
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $3,462,256,161)		3,470,236,671

Certificates of Deposit - 4.2%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.35%, 4.68% 10/10/2025 (b)(d)	4.68	23,000,000	23,010,189
Barclays Bank PLC/NY yankee U.S. SOFR Index + 0.34%, 4.67% 12/31/2025 (b)(d)	4.67	19,000,000	19,006,126
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.35%, 4.68% 9/23/2025 (b)(d)	4.68	20,000,000	20,012,984
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.71% 7/23/2025 (b)(d)	4.71	26,500,000	26,510,293
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.71% 9/9/2025 (b)(d)	4.71	23,200,000	23,212,728
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.4%, 4.73% 11/12/2025 (b)(d)	4.73	23,000,000	23,017,661
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.35%, 4.68% 11/17/2025 (b)(d)	4.68	19,800,000	19,813,143
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.4%, 4.73% 5/8/2026 (b)(d)	4.73	25,000,000	25,014,463
State Street Bank & Trust Co U.S. SOFR Index + 0.32%, 4.65% 11/17/2025 (b)(d)	4.65	19,800,000	19,805,100
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.35%, 4.68% 11/18/2025 (b)(d)	4.68	19,800,000	19,811,579
Sumitomo Mitsui Trust NY yankee U.S. SOFR Index + 0.31%, 4.64% 11/4/2025 (b)(d)	4.64	24,000,000	24,000,302
Sumitomo Mitsui Trust NY yankee U.S. SOFR Index + 0.35%, 4.68% 11/19/2025 (b)(d)	4.68	19,800,000	19,812,959
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.35%, 4.68% 7/15/2025 (b)(d)	4.68	26,500,000	26,508,340
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.4%, 4.73% 4/15/2026 (b)(d)	4.73	34,000,000	34,033,398
Toronto-Dominion Bank/NY yankee U.S. Federal Fund Daily Rate + 0.4%, 4.73% 8/22/2025 (b)(d)	4.73	26,500,000	26,514,509
TOTAL CERTIFICATES OF DEPOSIT (Cost $349,900,000)			350,083,774

Commercial Paper - 3.6%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Montreal U.S. SOFR Index + 0.35%, 4.68% 8/7/2025 (b)(d)	4.68	26,600,000	26,609,794
BofA Securities Inc U.S. SOFR Index + 0.39%, 4.72% 11/21/2025 (b)(d)	4.72	19,800,000	19,809,705
BofA Securities Inc U.S. SOFR Index + 0.4%, 4.73% 10/17/2025 (b)(d)	4.73	23,000,000	23,012,572
HSBC USA Inc 4.8% 8/15/2025	5.05	26,600,000	26,343,406
HSBC USA Inc 5.52% 6/6/2025	5.85	26,600,000	26,577,449
HSBC USA Inc U.S. SOFR Index + 0.55%, 4.88% 4/30/2026 (b)(d)	4.88	24,000,000	24,000,086
ING US Funding LLC U.S. SOFR Index + 0.3%, 4.6% 2/6/2026 (b)(d)	4.60	24,500,000	24,505,336
National Bank of Canada U.S. SOFR Index + 0.25%, 4.58% 12/17/2025 (b)(d)	4.58	20,000,000	20,002,452
Royal Bank of Canada U.S. SOFR Index + 0.35%, 4.68% 7/9/2025 (b)(d)	4.68	26,500,000	26,505,679
Toronto Dominion Bank U.S. SOFR Index + 0.35%, 4.68% 10/3/2025 (b)(d)	4.68	20,000,000	20,010,096
Toronto Dominion Bank U.S. SOFR Index + 0.45%, 4.78% 4/27/2026 (b)(d)	4.78	27,000,000	27,000,047
Westpac Banking Corp U.S. SOFR Index + 0.4%, 4.73% 4/10/2026 (b)(d)	4.73	34,000,000	34,042,901
TOTAL COMMERCIAL PAPER (Cost $298,313,607)			298,419,523

U.S. Treasury Obligations - 20.9%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Notes 3.5% 9/30/2026	4.24 to 4.26	424,596,700	421,611,254
US Treasury Notes 4.125% 1/31/2027	3.89 to 4.36	452,000,000	453,024,060
US Treasury Notes 4.25% 1/31/2026	4.16 to 5.02	575,100,000	574,869,736
US Treasury Notes 4.75% 7/31/2025	4.57 to 5.06	280,228,700	280,403,843
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,727,648,325)			1,729,908,893

Money Market Funds - 5.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $468,320,658)	4.32	468,227,013	468,320,658

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $8,344,328,194)	8,357,623,644
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(64,308,532)
NET ASSETS - 100.0%	8,293,315,112

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,131,610,209 or 25.7% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	329,118,148	3,541,282,931	3,402,080,421	8,929,639	-	-	468,320,658	468,227,013	0.9%
Fidelity Securities Lending Cash Central Fund	-	2,702,991,138	2,702,991,138	57,537	-	-	-	-	0.0%
Total	329,118,148	6,244,274,069	6,105,071,559	8,987,176	-	-	468,320,658

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Certificates of Deposit, Commercial Paper, U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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